Goodwill - Changes in Carrying Amount of Goodwill (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 90,000,000	$ 141,000,000
Sale of business		(5,000,000)
Re-classification to AHFS		(10,000,000)
Foreign currency translation	(8,000,000)	2,000,000
Impairment loss	0	(38,000,000)
Goodwill, Ending Balance	82,000,000	90,000,000
Sense & Power and Automotive Products (SP&A) [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance		12,000,000
Re-classification to AHFS		(10,000,000)
Goodwill, Ending Balance	2,000,000	2,000,000
Embedded Processing Solutions (EPS) [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	88,000,000	124,000,000
Foreign currency translation	(8,000,000)	2,000,000
Impairment loss		(38,000,000)
Goodwill, Ending Balance	80,000,000	88,000,000
Others [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance		5,000,000
Sale of business		$ (5,000,000)